OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
OTHER LONG TERM LIABILITIES
CAPITAL LEASE OBLIGATIONS AND OTHER LONG-TERM LIABILITIES

(in thousands of $)	2018	2017
Unamortized sellers' credit	3,282	3,958
Other items	4	4
	3,286	3,962

The unamortized seller's credit is in respect of the five offshore support vessels on long-term bareboat charters to the Solstad Charterer, a wholly owned subsidiary of Deep Sea Supply AS, which in turn is a wholly owned subsidiary of Solship (formerly Deep Sea). Solship is a wholly owned subsidiary of Solstad Offshore ASA. Between 2007 and 2008, the Company acquired seven offshore support vessels from subsidiaries of then Deep Sea, which were chartered back to the subsidiaries under bareboat charter agreements. As part of the purchase consideration, the Company received seller's credits totaling $39.5 million which are being recognized as additional bareboat revenues over the period of the charters. One of the vessels was sold in January 2008 and the other vessel was sold in February 2016.

(in thousands of $)	2018	2017
Current portion of obligations under capital leases	67,793	9,031
Obligations under capital leases - long-term portion	1,104,258	230,576
	1,172,051	239,607

In October 2015, the Company entered into agreements to charter in two 19,200 TEU newbuildings container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The first vessel was delivered in December 2016 and the second vessel was delivered in March 2017. Both vessels are accounted for as direct financing lease assets.

In December 2018, the Company entered into agreements to charter in a further two 19,400 TEU container vessels on a bareboat basis, each for a period of 15 years, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The vessels were delivered in December 2018 and both are accounted for as direct financing lease assets.

In the second, third and fourth quarter of 2018, the Company acquired four 13,800 TEU container vessels and three 10,600 TEU container vessels, which were subsequently refinanced with an Asian based financial institution by entering into separate sale and leaseback financing arrangements. The vessels are leased back for terms ranging from six to 11 years, with options to purchase the vessel after six years. Due to the terms of the sale and leaseback arrangements, each option is expected to be exercised on the sixth anniversary. These sale and leaseback transactions were accounted for as capital leases (Refer Note 14: Vessels under capital lease, net).

The Company's future minimum lease obligations under the non-cancellable capital leases are as follows:

Year ending December 31,	(in thousands of $)
2019	130,169
2020	126,868
2021	126,726
2022	126,726
2023	126,726
Thereafter	976,801
Total lease obligations	1,614,016
Less: imputed interest payable	(441,965)
Present value of obligations under capital leases	1,172,051
Less: current portion	(67,793)
Obligations under capital leases - long-term portion	1,104,258

Interest incurred on capital leases was $21.8 million (2017: $16.0 million; 2016: $0.2 million).